Provisions - Summary of Changes in Group's Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non current [member]
Disclosure of provisions [line items]
Provisions beginning balance	$ 2,519	$ 2,219	$ 2,421
Increases charged to expenses	471	662	323
Decreases charged to income	(396)	(136)	(145)
Applications due to utilization	(12)	(7)	0
Reclassifications and other movements	53	(184)	(264)
Net exchange and Translation effect	(63)	(35)	(116)
Result from net monetary position	(1)	0	0
Provisions ending balance	2,571	2,519	2,219
Non current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	872	599	733
Increases charged to expenses	187	400	119
Decreases charged to income	(354)	(42)	(80)
Applications due to utilization	(12)	(7)	0
Reclassifications and other movements	(66)	(47)	(71)
Net exchange and Translation effect	(55)	(31)	(102)
Result from net monetary position	(1)	0	0
Provisions ending balance	571	872	599
Non current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	96	66	64
Increases charged to expenses	69	105	46
Decreases charged to income	(1)	0	(2)
Reclassifications and other movements	(60)	(71)	(28)
Net exchange and Translation effect	(8)	(4)	(14)
Provisions ending balance	96	96	66
Non current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,551	1,554	1,624
Increases charged to expenses	215	157	158
Decreases charged to income	(41)	(94)	(63)
Reclassifications and other movements	179	(66)	(165)
Net exchange and Translation effect	0	0	0
Provisions ending balance	1,904	1,551	1,554
Current [member]
Disclosure of provisions [line items]
Provisions beginning balance	188	73	91
Increases charged to expenses	0	1	3
Decreases charged to income	0	(37)	(14)
Applications due to utilization	(139)	(48)	(33)
Reclassifications and other movements	184	211	42
Net exchange and Translation effect	(34)	(12)	(16)
Provisions ending balance	199	188	73
Current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	22	23	21
Increases charged to expenses	0	1	3
Decreases charged to income	0	(37)	(14)
Applications due to utilization	(35)	(7)	(2)
Reclassifications and other movements	35	42	15
Net exchange and Translation effect	0	0	0
Provisions ending balance	22	22	23
Current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	68	31	32
Applications due to utilization	(48)	(22)	(13)
Reclassifications and other movements	60	71	28
Net exchange and Translation effect	(34)	(12)	(16)
Provisions ending balance	46	68	31
Current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	98	19	38
Applications due to utilization	(56)	(19)	(18)
Reclassifications and other movements	89	98	(1)
Net exchange and Translation effect	0	0	0
Provisions ending balance	$ 131	$ 98	$ 19